iShares®

iShares Trust

Supplement dated August 31, 2009

to the Prospectus dated July 1, 2009

for the iShares JPMorgan USD Emerging Markets Bond Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

As of August 31, 2009, Matthew Timm is no longer a Portfolio Manager of the iShares JPMorgan USD Emerging Markets Bond Fund. Lee Sterne and Daniel Ruiz will continue to be responsible for the day-to-day management of the Fund.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-EMB-0909

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated August 31, 2009

to the Statement of Additional Information (“SAI”) dated July 1, 2009 for the iShares Barclays, JPMorgan, iBoxx and S&P Series

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the iShares Barclays, JPMorgan, iBoxx and S&P Bond Funds.

As of August 31, 2009, Matthew Timm is no longer a Portfolio Manager of the iShares JPMorgan USD Emerging Markets Bond Fund. Lee Sterne and Daniel Ruiz will continue to be responsible for the day-to-day management of the Fund.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-SAI-02-SUP4

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE